Share-based Compensation (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation
Number of preceding years considered for estimating forfeiture	5 years
Share-based compensation cost
Share-based Compensation Expense	¥ 2,529,650	¥ 2,004,263	¥ 990,131
Cost of revenues
Share-based compensation cost
Share-based Compensation Expense	764,972	820,281	444,187
Selling and marketing expenses
Share-based compensation cost
Share-based Compensation Expense	116,611	95,382	52,689
General and administrative expenses
Share-based compensation cost
Share-based Compensation Expense	804,565	581,337	238,750
Research and development expenses
Share-based compensation cost
Share-based Compensation Expense	¥ 843,502	¥ 507,263	¥ 254,505